BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years
Buildings	40
Machinery and equipment	7 - 15
Leasehold improvements	Life of lease
Capitalized software costs	3 - 7

Other assets

Other assets as of the fiscal years ended March 31 consisted of the following:

(Amounts in thousands)	2013	2014
Investments in unconsolidated affiliates	$22,012	$25,231
Capitalized software development costs	15,912	15,247
Central parts	10,386	9,067
Deferred financing costs	5,260	5,969
Cash surrender value of officer life insurance	403	1,200
Deposits	2,172	5,501
Note receivable	1,200	600
Other	3,096	1,718

Total other assets	$60,441	$64,533

Amortization Expense

The following table sets forth amortization expense in each of the fiscal years ending March 31:

(Amounts in thousands)	2012	2013	2014
Capitalized software development costs	$4,875	$4,494	$4,308
Deferred financing costs	1,935	1,996	1,602